Income tax (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax rate effect from change in tax rate	40.00%	40.00%	40.00%